Commitments and Contingencies- Schedule Of Quantitative Information About The Financing Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating cash flows from financing obligation	$ 36
Financing cash flows from financing obligation	$ 58	$ 9
Weighted-average remaining lease term (in years)	2 years 3 months 18 days
Weighted-average discount rate (in percent)	1.10%
Carrying value of leased asset included in Property and Equipment, net	$ 273	451
Depreciation associated with the leased asset	178	$ 91
Leaseholds and Leasehold Improvements
Lessee, Lease, Description [Line Items]
Carrying value of leased asset included in Property and Equipment, net	208
Depreciation associated with the leased asset	$ 62